THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC
LARGE CAP CORE ETF DECEMBER 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 100.0%
	Shares	Value
Communication Services — 6.5%
Discovery Communications, Cl A *	2,924	$68,831
Electronic Arts	827	109,081
Live Nation Entertainment *	623	74,567
Netflix *	395	237,964
Omnicom Group	494	36,195
Walt Disney *	2,480	384,127

		910,765

Consumer Discretionary — 8.2%
CarMax *	1,176	153,150
Hasbro	687	69,923
PVH	1,343	143,231
Ross Stores	2,451	280,100
Starbucks	3,885	454,428
Under Armour, Cl A *	2,887	61,176

		1,162,008

Consumer Staples — 7.9%
Colgate-Palmolive	2,652	226,322
Costco Wholesale	1,315	746,525
Kimberly-Clark	1,017	145,350

		1,118,197

Financials — 13.9%
Everest Re Group	636	174,213
M&T Bank	4,529	695,564
Moody’s	1,490	581,964
Progressive	3,257	334,331
Willis Towers Watson	742	176,218

		1,962,290

Health Care — 8.9%
Agilent Technologies	669	106,806
Danaher	1,512	497,463
Incyte *	1,037	76,116
IQVIA Holdings *	1,025	289,193
Stryker	1,059	283,198

		1,252,776

Industrials — 7.3%
Allegion	263	34,832
Carrier Global	5,541	300,544
Expeditors International of Washington	1,075	144,362
IHS Markit	2,102	279,398
Nielsen Holdings PLC	3,320	68,093
Xylem	1,680	201,465

		1,028,694

Information Technology — 35.0%
Adobe *	981	556,286

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC
LARGE CAP CORE ETF DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCK** — continued
	Shares	Value
Information Technology — continued
Advanced Micro Devices *	999	$143,756
Amphenol, Cl A	7,466	652,976
Apple	3,950	701,401
CDW	708	144,984
FleetCor Technologies *	621	139,005
Gartner *	665	222,323
International Business Machines	3,627	484,785
KLA	589	253,335
Lam Research	394	283,345
NetApp	1,158	106,524
NortonLifeLock	2,885	74,952
NVIDIA	2,035	598,514
Paychex	846	115,479
salesforce.com *	1,174	298,349
Western Digital *	2,405	156,830

		4,932,844

Materials — 5.0%
Avery Dennison	1,793	388,310
International Flavors & Fragrances	2,104	316,968

		705,278

Real Estate — 5.0%
American Tower, Cl A ‡	1,017	297,472
Prologis ‡	2,407	405,243

		702,715

Utilities — 2.3%
Consolidated Edison	3,799	324,131

Total Common Stock

(Cost $13,159,508)		14,099,698

Total Investments - 100.0%

(Cost $13,159,508)		$14,099,698

Percentages are based on Net Assets of $14,102,354.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC
LARGE CAP CORE ETF DECEMBER 31, 2021 (UNAUDITED)

As of December 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RAM-QH-001-0300

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